Intangible and tangible assets - Change in net intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of change in net intangible assets
Net amount as of the beginning of the period	$ 33,083	$ 31,931	$ 32,484
Expenditures	1,438	1,244	1,991
Disposals	(19)	(458)	(75)
Amortization and impairment	(1,502)	(1,630)	(1,582)
Currency translation adjustment	(494)	148	(423)
Other	1,732	1,848	(464)
Net amount as of the end of the period	34,238	33,083	31,931
Exceptional asset impairments	340	472	301
SunPower Corporation
Analysis of change in net intangible assets
Effect of changes in the consolidation scope			$ (167)
SapuraOMV
Analysis of change in net intangible assets
Effect of changes in the consolidation scope	$ 833
Total Eren
Analysis of change in net intangible assets
Effect of changes in the consolidation scope		$ 2,238